Financial Assets for Trading at Fair Value Through Profit and Loss (Details) - Schedule of Financial Assets for Trading at Fair Value through Profit and Loss - CLP ($) $ in Millions	Dec. 31, 2024	Dec. 31, 2023
Schedule of Financial Assets for Trading at Fair Value through Profit and Loss [Line Items]
Total	$ 12,639,097	$ 10,217,794
Financial derivative contracts
Schedule of Financial Assets for Trading at Fair Value through Profit and Loss [Line Items]
Total	12,309,770	10,119,486
Financial derivative contracts | Forwards
Schedule of Financial Assets for Trading at Fair Value through Profit and Loss [Line Items]
Total	1,038,292	1,262,688
Financial derivative contracts | Swaps
Schedule of Financial Assets for Trading at Fair Value through Profit and Loss [Line Items]
Total	11,263,354	8,848,051
Financial derivative contracts | Call currency options
Schedule of Financial Assets for Trading at Fair Value through Profit and Loss [Line Items]
Total	6,618	4,100
Financial derivative contracts | Put currency options
Schedule of Financial Assets for Trading at Fair Value through Profit and Loss [Line Items]
Total	1,506	4,647
Debt financial instruments
Schedule of Financial Assets for Trading at Fair Value through Profit and Loss [Line Items]
Total	329,327	98,308
Debt financial instruments | Chilean Central Bank and Government securities
Schedule of Financial Assets for Trading at Fair Value through Profit and Loss [Line Items]
Total	324,982	98,308
Debt financial instruments | Other Chilean debt financial instruments
Schedule of Financial Assets for Trading at Fair Value through Profit and Loss [Line Items]
Total	$ 4,345	$ 0